Note 12 - Financial Information of Parent Company (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Condensed Balance Sheet [Table Text Block]
	As of June 30,
	2025	2026
	(US$)	(US$)

Assets
Cash and cash equivalents	-	721
Due from related parties	25,982	24,418
Interests in subsidiaries	-	50
Total Assets	25,982	25,189

Liability
Other payables and accrued liabilities	150	183
Total Liability	150	183

Shareholders’ Equity
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 168,000,000 shares as of June 30, 2025; and US$0.0020 par value; authorized 100,000,000 shares; issued and outstanding 8,484,581 shares as of June 30, 2026)	17	17
Additional paid-in capital	29,200	29,996
Accumulated deficit	(3,385)	(5,007)
Total Shareholders’ Equity	25,832	25,006

Total Liability and Shareholders’ Equity	25,982	25,189

Condensed Income Statement [Table Text Block]
	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

Net loss	-	(3,380)	(1,622)

Condensed Cash Flow Statement [Table Text Block]
	Years Ended June 30,
	2024	2025	2026
	US$	US$	US$

Cash flows (used in)/provided by operating activities	-	(1,008)	721
Cash flows provided by financing activities	-	1,008	-
Net change in cash and cash equivalents	-	-	721
Cash and cash equivalents at beginning of the year	-	-	-
Cash and cash equivalents at end of the year	-	-	721